EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
Schedule of basic and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated as follows:

	For the years ended December 31,
	2015	2016	2017
Numerator:
Net income from continuing operations	$20,213,270	$94,482	$3,199,831
Net income/(loss) from discontinued operations	(25,288,392)	(34,792,733)	31,257,707
Total net income/(loss)	(5,075,122)	(34,698,251)	34,457,538

Net income from continuing operations	20,213,270	94,482	3,199,831
Dilutive effects of convertible notes and warrants	-	-	-
Numerator for diluted income per share for continuing operations	20,213,270	94,482	3,199,831

Numerator for diluted income/(loss) per share for discontinued operations	(25,288,392)	(34,792,733)	31,257,707

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	204,085,041	202,229,767	246,899,286
Dilutive effects of share options, RSUs and warrants	137,500	174,137	6,003
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	204,222,541	202,403,904	246,905,289
Continuing operations:
Basic earnings per share from continuing operations	0.10	0.00	0.01
Diluted earnings per share from continuing operations	0.10	0.00	0.01
Discontinued operations
Basic earnings/(loss) per share from discontinued operations	(0.12)	(0.17)	0.13
Diluted earnings/(loss) per share from discontinued operations	(0.12)	(0.17)	0.13

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2015	2016	2017
Convertible notes	4,957,667	-	-
Warrants	10,500,000	10,500,000	-
Share options	2,898,600	6,085,000	3,491,575
Total	18,356,267	16,585,000	3,491,575